SHARE-BASED COMPENSATION Non-vested award activity disclosure (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested beginning (in shares)	2,103
Granted (in shares)	864
Vested (in shares)	(1,096)
Forfeited (in shares)	(181)
Change in LTPP shares vested in the year- Weighted Average Grant Date Fair Value	$ 79
Change in LTPP shares vested in the year due to performance conditions	199
Non-vested ending (in shares)	1,889	2,103
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Non-vested at beginning of period -Weighted Average Grant Price (in dollars per share)	$ 114
Granted - Weighted Average Grant Price (in dollars per share)	146
Vested- Weighted Average Grant Price (in dollars per share)	90
Foreited- Weighted Average Grant Price (in dollars per share)	134
Non-vested at end of period -Weighted Average Grant Price (in dollars per share)	$ 136	$ 114
Unrecognized share-based compensation costs for non-vested restricted stock awards, net of expected forfeitures	$ 116
Weighted-average period non-vested restricted stock awards are expected to be amortized over (in years)	2 years 2 months 12 days
Total fair value of restricted stock awards vested	$ 99	$ 89	$ 84